Revenue Arrangements (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Arrangements	Revenue Arrangements
Astellas Gene Therapies
In January 2023, the Company entered into a License and Development Agreement, or the Astellas Agreement, with Audentes Therapeutics, Inc., doing business as Astellas Gene Therapies, or Astellas. Under the Astellas Agreement, the Company granted Astellas an exclusive license to the Company’s IdeXork technology arising from Xork (defined below), to develop and commercialize Xork for use in Pompe disease in combination with an Astellas gene therapy investigational or authorized product. Xork, Genovis’ IgG Protease, is licensed by the Genovis Agreement, as described in Note 15 to these consolidated financial statements. Astellas paid a $10.0 million upfront payment to the Company upon signing of the Astellas Agreement, and the Company is entitled to receive up to $340.0 million in future additional payments over the course of the partnership that are contingent on the achievement of various development and regulatory milestones and, if commercialized, sales thresholds for annual net sales where Xork is used as a pre-treatment for an Astellas investigational or authorized product. The Company is also eligible for tiered royalty payments ranging from low to high single digits. Any proceeds received from milestone payments or royalties relating to Xork would be required to be distributed to holders of CVRs, net of certain deductions. A more detailed description of the Astellas Agreement and the Company's evaluation of this agreement under ASC 606 can be found in Note 14 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
In March 2024, the Company was notified by Astellas of its intention to terminate the Astellas Agreement, effective June 6, 2024.
As of March 31, 2024 and December 31, 2023, the Company recorded $0.4 million and $2.3 million as a short-term contract liability, respectively, and no and $3.5 million long-term contract liability, respectively, representing deferred revenue associated with the Astellas Agreement. As of March 31, 2024 and December 31, 2023, the Company recorded a receivable of $0.4 million and $0.3 million, respectively, representing billings for the Xork Development Services (as defined in the Astellas Agreement) that are subject to reimbursement by Astellas. Revenue of $5.8 million and $0.6 million related to the Astellas Agreement was recognized during the three months ended March 31, 2024 and 2023, respectively, inclusive of $3.2 million of revenue recognized from performance obligations related to prior periods as a result of the change in transaction price during the three months ended March 31, 2024.
Takeda Pharmaceuticals USA, Inc.
License and Development Agreement
In October 2021, the Company entered into a License Agreement, or the Takeda Agreement, with Takeda Pharmaceuticals USA, Inc., or Takeda. Under the Takeda Agreement, the Company granted Takeda an exclusive license to the Company’s ImmTOR technology initially for two specified disease indications within the field of lysosomal storage disorders. Takeda paid a $3.0 million upfront payment to the Company upon signing of the Takeda Agreement, and the Company was entitled to receive up to $1.124 billion in future additional payments over the course of the partnership that were contingent on the achievement of development or commercial milestones or Takeda’s election to continue its activities at specified development stages. The Company was also eligible for tiered royalties on future commercial sales of any licensed products. A more detailed description of the Takeda Agreement and the Company's evaluation of this agreement under ASC 606 can be found in Note 14 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
On March 9, 2023, the Company was notified by Takeda of the achievement of the milestone event related to the completion of a non-clinical milestone for one of the specified disease indications within the field of lysosomal storage disorders under the Takeda Agreement. Accordingly, the Company received a milestone payment of $0.5 million during the three months ended June 30, 2023.
The Takeda Agreement was terminated effective July 25, 2023, following Takeda’s decision to discontinue discovery and pre-clinical activities in adeno-associated virus, or AAV, gene therapy.
As of both March 31, 2024 and December 31, 2023, the Company recorded no contract liability related to the Takeda Agreement. No revenue related to the Takeda Agreement was recognized during the three months ended March 31, 2024. Revenue of $0.5 million related to the Takeda Agreement was recognized during the three months ended March 31, 2023, all from performance obligations related to prior periods as a result of the change in transaction price.
Swedish Orphan Biovitrum AB (publ.)
License and Development Agreement
In June 2020, the Company and Sobi entered into the Sobi License, which was subsequently amended. Pursuant to the Sobi License, the Company agreed to grant Sobi an exclusive, worldwide (except as to Greater China) license to develop, manufacture and commercialize the SEL-212 drug candidate, which is currently in development for the treatment of chronic refractory gout. The SEL-212 drug candidate is a pharmaceutical composition containing a combination of SEL-037, or the Compound, and ImmTOR. Pursuant to the Sobi License, in consideration of the license, Sobi agreed to pay the Company a one-time, upfront payment of $75.0 million. Sobi has also agreed to make milestone payments totaling up to $630.0 million to the Company upon the achievement of various development and regulatory milestones and, if commercialized, sales thresholds for annual net sales of SEL-212, and tiered royalty payments ranging from the low double digits on the lowest sales tier to the high teens on the highest sales tier. A more detailed description of the Sobi License and the Company's evaluation of this agreement under ASC 606 can be found in Note 14 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
On October 31, 2023, the Company and Sobi entered into Amendment No. 1 to the Sobi License, pursuant to which the Company granted Sobi an exclusive license to manufacture ImmTOR solely in connection with Sobi’s development of SEL-212 under the License and Development Agreement and transferred certain contracts and manufacturing equipment to Sobi. Additionally, in connection with entry into the amendment, Sobi agreed to make employment offers to certain of the Company’s employees engaged in ImmTOR manufacturing activities on or prior to a specified date, and the Company agreed not to terminate the employment of such employees prior to such specified date. The Company maintains no responsibilities to Sobi to manufacture, or supply Sobi with, ImmTOR under the Sobi License.
As of March 31, 2024 and December 31, 2023, the Company recorded a total outstanding receivable of $0.6 million and $4.6 million, respectively, representing billings for the Phase 3 DISSOLVE program that are subject to reimbursement by Sobi. Additionally, as of March 31, 2024 and December 31, 2023, the Company recorded a total unbilled receivable of $2.4 million and $3.0 million, respectively, representing revenue earned but not yet billed for the Phase 3 DISSOLVE program. No revenue and revenue of $4.4 million related to the Sobi License was recognized during the three months ended March 31, 2024 and 2023, respectively.
Sarepta Therapeutics, Inc.
Research License and Option Agreement
In June 2020, the Company and Sarepta Therapeutics, Inc., or Sarepta, entered into a Research License and Option Agreement, or the Sarepta Agreement. Pursuant to the Sarepta Agreement, the Company agreed to grant Sarepta a license under the Company’s intellectual property rights covering the Company’s antigen-specific biodegradable nanoparticle encapsulating ImmTOR to research and evaluate ImmTOR in combination with Sarepta’s adeno-associated virus gene therapy technology, or gene editing technology, using viral or non-viral delivery, to treat Duchenne Muscular Dystrophy and certain Limb-Girdle Muscular Dystrophy subtypes, or the Indications. Sarepta initially had an option term of 24 months during which it could opt-in to obtain an exclusive license to further develop and commercialize the product to treat at least one indication, with a potential to extend the option term for an additional fee. The Company agreed to supply ImmTOR to Sarepta for clinical supply on a cost-plus basis under the Sarepta Agreement. A more detailed description of the Sarepta Agreement and the Company's evaluation of this agreement under ASC 606 can be found in Note 14 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
On March 13, 2023, the Company was notified by Sarepta that Sarepta would not be exercising its exclusive option under the Sarepta Agreement. Therefore, the remaining deferred revenue balance as of December 31, 2022 of $0.5 million was recognized as revenue during the three months ended March 31, 2023. No revenue related to the Sarepta Agreement was recognized during the three months ended March 31, 2024.
Transaction Price Allocated to Future Performance Obligations
Remaining performance obligations represent the transaction price of contracts for which work has not been performed, or has been partially performed. As of March 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $0.4 million.
Contract Balances from Contracts with Customers
The following table presents changes in the Company’s contract liabilities during the three months ended March 31, 2024 (in thousands):

	Balance at beginning of period	Additions	Deductions	Balance at end of period
Three Months Ended March 31, 2024
Contract liabilities:
Deferred revenue	$5,849	$—	$(5,437)	$412
Total contract liabilities	$5,849	$—	$(5,437)	$412
Revenue Arrangements
Astellas Gene Therapies
In January 2023, the Company entered into the Astellas Agreement, with Astellas. Under the Astellas Agreement, the Company granted Astellas an exclusive license to the Company’s IdeXork technology arising from Xork, to develop and commercialize Xork for use in Pompe disease in combination with an Astellas gene therapy investigational or authorized product. Xork, Genovis’ IgG Protease, is licensed pursuant to an Exclusive License Agreement with Genovis, or the Genovis Agreement, as described in Note 16 to these consolidated financial statements. Astellas paid a $10.0 million upfront payment to the Company upon signing of the Astellas Agreement, and the Company is entitled to receive up to $340.0 million in future additional payments over the course of the partnership that are contingent on the achievement of various development and regulatory milestones and, if commercialized, sales thresholds for annual net sales where Xork is used as a pre-treatment for an Astellas investigational or authorized product. The Company is also eligible for tiered royalty payments ranging from low to high single digits. Any proceeds received from milestone payments or royalties relating to Xork would be required to be distributed to holders of CVRs, net of certain deductions.
Pursuant to the Astellas Agreement, the Company will have the exclusive right and responsibility to complete research and development of Xork products and to conduct all preclinical studies and clinical trials for Xork for use in Pompe disease with an Astellas gene therapy investigational or authorized product, or the Xork Development Services. Astellas will reimburse the Company for 25% of all budgeted costs incurred to complete the development of Xork for use in Pompe disease with an Astellas gene therapy investigational or authorized product. The Company will have control and responsibility over regulatory filings, including any investigational drug applications, biologics license applications, and marketing authorization applications relating to the licensed product. Astellas will have the exclusive right and responsibility to research, develop, and commercialize Astellas products used in combination with Xork and will have control and responsibility over all regulatory filings, including any investigational drug applications, biologics license applications, and marketing authorization applications, relating to Astellas products and Astellas products used in combination with Xork.
The Company determined the Astellas Agreement represents a service arrangement under the scope of ASC 606. The Company determined that the sublicense of Xork to Astellas, the licensed know-how, and the Xork Development Services represent a single promise and performance obligation to be transferred to Astellas over time due to the nature of the promises in the contract. As such, the Company will recognize the transaction price as revenue utilizing the input method to measure the progress of satisfying the single performance obligation to Astellas.
In determining the transaction price, the Company concluded the upfront payment of $10.0 million and development cost reimbursements of $5.5 million will be included in the initial transaction price. All other development milestones will be fully constrained and will only be included in the transaction price when the applicable milestone is deemed probable of achievement. Each of these variable consideration items were evaluated under the most likely amount method to determine whether such amounts were probable of occurrence, or whether such amounts should be constrained until they become probable. As part of its evaluation of the constraint, the Company considered numerous factors, including that receipt and timing of such development milestones is outside the control of the Company and probability of success criteria is estimated. The Company will re-evaluate the transaction price in each reporting period, as uncertain events are resolved, or as other changes in circumstances occur. In accordance with ASC 606, the Company will only recognize revenue associated with sales-based milestones and royalties when the subsequent sales thresholds are reached and underlying sales occur, respectively. The Company determined that a significant financing component does not exist in its arrangement with Astellas. The Company also determined the options to negotiate additional fields, enter into a clinical supply agreement, and enter into a commercial supply agreement do not represent material rights under the Astellas Agreement. Astellas has the right to terminate the Astellas Agreement in its entirety or on a field-by-field basis, upon 90 days’ written notice to the Company.
As of December 31, 2023, the Company recorded $2.3 million as a short-term contract liability and $3.5 million as a long-term contract liability, representing deferred revenue associated with the Astellas Agreement. As of December 31, 2023, the Company recorded a receivable of $0.3 million, representing billings for the Xork Development Services that are subject to reimbursement by Astellas. Revenue of $5.5 million related to the Astellas Agreement was recognized during the year ended December 31, 2023.
Takeda Pharmaceuticals USA, Inc.
License and Development Agreement
On October 1, 2021, the Company entered into a License Agreement, or the Takeda Agreement, with Takeda. Under the Takeda Agreement, the Company granted Takeda an exclusive license to the Company’s ImmTOR technology initially for two specified disease indications within the field of lysosomal storage disorders. Takeda paid a $3.0 million upfront payment to the Company upon signing of the Takeda Agreement, and the Company was entitled to receive up to $1.124 billion in future additional payments over the course of the partnership that were contingent on the achievement of development or commercial milestones or Takeda’s election to continue its activities at specified development stages. The Company was also eligible for tiered royalties on future commercial sales of any licensed products.
Pursuant to the Takeda Agreement, the Company determined the Takeda Agreement represented a service arrangement under the scope of ASC 606, and given the reversion of the rights under the Takeda Agreement represented a penalty in substance for a termination by Takeda, the contract term would remain the stated term of the Takeda Agreement. The Company determined that the research license, the licensed know-how, and the manufactured supply and delivery of materials represented a single promise and performance obligation to be transferred to Takeda over time due to the nature of the promises in the contract. The delivery of the manufactured supply was the predominant promise within the arrangement, as it was essential to the utility of the licensed intellectual property. The material supplied by the Company to Takeda was unique to the Company and cannot be obtained by other vendors. As such, consideration in the initial transaction price was allocated to the single performance obligation and the recognition period would not extend beyond the initial contractual period. The Company recognized the revenue associated with the upfront payment and combined single performance obligation utilizing the output method over the term that manufactured supply was delivered to Takeda.
In determining the transaction price, the Company concluded the payment associated with all the performance milestones was fully constrained and only included in the transaction price when the respective milestone was deemed probable of achievement. Each of these variable consideration items were evaluated under the most likely amount method to determine whether such amounts were probable of occurrence, or whether such amounts should be constrained until they become probable. As part of its evaluation of the constraint, the Company considered numerous factors, including that receipt and timing of such study milestones is outside the control of the Company and probability of success criteria is estimated. The Company re-evaluated the transaction price in each reporting period, as uncertain events were resolved, or as other changes in circumstances occurred. Takeda had the right to exercise covenant release rights on a field-by-field basis. If Takeda exercised its covenant release rights, we could have received exercise payments per indication and would have been entitled to significant development and commercial milestone payments and tiered royalties on commercial sales. The Company determined that a significant financing component did not exist in its arrangement with Takeda. The Company also determined the options to negotiate additional fields, pursue other products, enter into a supply agreement explore additional fields, and pursue additional development under the initial fields did not represent material rights under the agreement. Takeda had the right to terminate the Takeda Agreement in its entirety or on a field-by-field basis, upon 90 days’ written notice to the Company.
On March 9, 2023, the Company was notified by Takeda of the achievement of the milestone event related to the completion of a non-clinical milestone for one of the specified disease indications within the field of lysosomal storage disorders under the Takeda Agreement. Accordingly, the Company received a milestone payment of $0.5 million during the year ended December 31, 2023.
The Takeda Agreement was terminated effective July 25, 2023, following Takeda’s decision to discontinue discovery and pre-clinical activities in adeno-associated virus, or AAV, gene therapy.
As of December 31, 2023, the Company recorded no contract liability. As of December 31, 2022, the Company recorded $0.1 million as a short-term contract liability and no long-term contract liability representing deferred revenue associated with this agreement. Revenue of $0.6 million and $1.8 million related to the Takeda Agreement was recognized during the years ended December 31, 2023 and 2022, respectively.
Swedish Orphan Biovitrum
License and Development Agreement
On June 11, 2020, the Company and Sobi entered into a License and Development Agreement. Pursuant to the Sobi License, the Company agreed to grant Sobi an exclusive, worldwide (except as to Greater China) license to develop, manufacture and commercialize the SEL-212 drug candidate, which is currently in development for the treatment of chronic refractory gout. The SEL-212 drug candidate is a pharmaceutical composition containing a combination of SEL-037, or the Compound, and ImmTOR. Pursuant to the Sobi License, in consideration of the license, Sobi agreed to pay the Company a one-time, upfront payment of $75.0 million. Sobi has also agreed to make milestone payments totaling up to $630.0 million to the Company upon the achievement of various development and regulatory milestones and, if commercialized, sales thresholds for annual net sales of SEL-212, and tiered royalty payments ranging from the low double digits on the lowest sales tier to the high teens on the highest sales tier. Any proceeds received from milestone payments or royalties relating to the Sobi License would be required to be distributed to holders of CVRs, net of certain deductions.
Pursuant to the Sobi License, the Company agreed to supply (at cost) quantities of the Compound and ImmTOR as necessary for completion of the two Phase 3 clinical trials of SEL-212 (DISSOLVE I and DISSOLVE II) and a six-month placebo extension. The Company was required to supply quantities of the Compound until all rights to the Compound and any materials needed to manufacture the Compound were transferred to Sobi, which transfer occurred upon the execution of Amendment No. 1 to the License and Development Agreement on October 31, 2023. Sobi has agreed to reimburse the Company for all budgeted costs incurred to complete development of SEL-212, including but not limited to costs incurred while conducting and completing the Phase 3 DISSOLVE trials, except for any costs of additional development activities required that are related to ImmTOR and that are unrelated to SEL-212. Sobi will have control and responsibility over all regulatory filings, including any investigational drug applications (IND), biologics license applications (BLA), and marketing authorization applications (MAA) relating to the licensed product.
The transactions contemplated by the Sobi License were consummated on July 28, 2020. Sobi may terminate the Sobi License for any reason upon 180 days’ written notice to the Company, whereby all rights granted under the Sobi License would revert back to the Company. In addition, if Sobi were to terminate the Sobi License, the Company has the option to obtain a license to all patents and know-how necessary to exploit SEL-212 in existence as of the termination date from Sobi in return for making an equitable royalty payment to Sobi.
Additionally, on June 11, 2020, the Company entered into the Sobi Purchase Agreement in connection with the Sobi License. The closing of the Sobi Private Placement occurred on July 31, 2020, following the closing of the transactions contemplated under the Sobi License. See Note 12 for details.
The Company determined that the Sobi License represents a service arrangement under the scope of ASC 606. In addition, given the Sobi License and Sobi Purchase Agreement were executed contemporaneously and negotiated as a package with a single commercial objective, the Company will account for the two agreements as a single contract. The term of the Sobi License commenced upon the effective date of July 28, 2020 and will continue on a product-by-product basis until the royalty terms for each country have expired. The royalty term for a given product begins upon the first commercial sale of the product in a country and ends at the later of ten years from the first commercial sale, expiration of the last valid patent claim covering the product and expiration of all regulatory exclusivity periods for the product in a country. Given the reversion of the rights under the Sobi License represents a penalty in substance for a termination by Sobi, the contract term would remain the stated term of the Sobi License.
The Company determined that the Sobi License contains three distinct performance obligations due to the nature of the promises in the contract, which includes conducting the Phase 3 DISSOLVE trials, Sobi’s option to set-up a second source supplier, and a combined obligation comprised of the delivery of the license to SEL-212, transfer of the know-how and the manufacturing and delivery of SEL-212 supply for development, or the Combined License Obligation. As the set-up of a second source supplier is optional for Sobi and the Company will be reimbursed at cost for its efforts in the subsequent set-up and technology transfer, the option for this future service was determined to be at a significant and incremental discount to its standalone selling price and treated as a material right in the arrangement, namely a distinct performance obligation.
In determining the transaction price, the Company concluded the upfront payment of $75.0 million and the $5.0 million development milestone associated with the dosing of the first patient in the Phase 3 DISSOLVE trials were included in the transaction price. All other development milestones will be fully constrained and only be included in the transaction price when the respective milestone is deemed probable of achievement. Each of these variable consideration items was evaluated under the most likely amount method to determine whether such amounts were probable of occurrence, or whether such amounts should be constrained until they become probable. As part of the evaluation of the constraint, the Company considered numerous factors, including that receipt of such milestones is outside the control of the Company and probability of success criteria is estimated. The Company re-evaluates the transaction price in each reporting period, as uncertain events are resolved. In accordance with ASC 606, the Company will only recognize revenue associated with sales-based milestones and royalties when the subsequent sales thresholds are reached and underlying sales occur, respectively. In connection with the Sobi Purchase Agreement, the Company determined that the gross proceeds of $25.0 million from the Sobi Private Placement included a premium to the fair value of the Company’s shares as of July 28, 2020 equal to approximately $14.5 million. The premium amount is included in the transaction price for revenue recognition.
The Company estimates and includes in the transaction price the total reimbursements to be received from Sobi for both the manufacturing and delivery of the Compound and ImmTOR as well as conducting the Phase 3 DISSOLVE trials. The Company determined that a significant financing component does not exist in its arrangement with Sobi.
The Company allocated the transaction price based on the relative standalone selling prices of the three distinct performance obligations. The Company estimated the standalone selling price of conducting the Phase 3 DISSOLVE trials by forecasting its anticipated costs and applying a margin reflective of the industry. The Company must determine the standalone selling price of the second source supplier option by determining the discount given to Sobi multiplied by the likelihood that Sobi will exercise the option in the future. Similar to the Phase 3 program estimate, the Company estimated the discount of the option by forecasting the set-up costs and applying a margin that is reflective of the industry. As the Company will be providing the set-up and technology transfer services and the future supply at cost, the discount of the option is equal to the margin amount. The Company considered discussions with Sobi as well as probability of regulatory success of SEL-212 in determining the likelihood of exercise. The Company estimated the standalone selling price of the Combined License Obligation by utilizing a discounted cash flow model.
The Company determined that the delivery of the supply to Sobi best represents the pattern of delivery of the Combined License Obligation as the supply is essential to the utility of the license and know-how. The Company will recognize the revenue allocated to the Combined License Obligation by utilizing the output method. The Company estimated the total supply of the Compound and ImmTOR to be required during the clinical trial period and will recognize revenue as this supply is shipped for use in the clinical trials. The Company will recognize the revenue allocated to the conducting of the Phase 3 DISSOLVE trials obligation by utilizing the input method. The Company estimated the total budgeted costs to be incurred over the Phase 3 DISSOLVE trials and will recognize revenue as these costs are incurred. The Company’s costs best represent the pattern of transfer as these will capture all performance of the trials completed to date and can be readily measured. The Company will recognize the revenue allocated to the second source supplier option when the future services and goods are transferred.
On June 29, 2022, the Company completed enrollment of the DISSOLVE II trial. The completion of enrollment of the DISSOLVE II trial resulted in the achievement of a development milestone and a $10.0 million payment obligation from Sobi to the Company. This amount was added to the overall transaction price and payment was received during the year ended December 31, 2022.
On October 31, 2023, the Company and Sobi entered into Amendment No. 1 to the License and Development Agreement, pursuant to which the Company granted Sobi an exclusive license to manufacture ImmTOR solely in connection with Sobi’s development of SEL-212 under the License and Development Agreement and transferred certain contracts and manufacturing equipment to Sobi. Additionally, in connection with entry into the amendment, Sobi agreed to make employment offers to certain of the Company’s employees engaged in ImmTOR manufacturing activities on or prior to a specified date, and the Company agreed not to terminate the employment of such employees prior to such specified date. The Company maintains no responsibilities to Sobi to manufacture, or supply Sobi with, ImmTOR under the Sobi License.
As of December 31, 2023 and 2022, the Company recorded a total outstanding receivable of $4.6 million and $5.0 million, respectively, representing billings for the Phase 3 DISSOLVE program that are subject to reimbursement by Sobi. Additionally, as of December 31, 2023 and 2022, the Company recorded a total unbilled receivable of $3.0 million and $3.2 million, respectively, representing revenue earned but not yet billed for the Phase 3 DISSOLVE program. Revenue of $19.4 million and $82.6 million related to the Sobi License was recognized during the years ended December 31, 2023 and 2022, respectively, inclusive of $1.1 million of revenue recognized from performance obligations related to prior periods as a result of the change in transaction price during the year ended December 31, 2023.
Sarepta Therapeutics, Inc.
Research License and Option Agreement
In June 2020, the Company and Sarepta Therapeutics, Inc., or Sarepta, entered into a Research License and Option Agreement, or the Sarepta Agreement. Pursuant to the Sarepta Agreement, the Company agreed to grant Sarepta a license under the Company’s intellectual property rights covering the Company’s antigen-specific biodegradable nanoparticle encapsulating ImmTOR to research and evaluate ImmTOR in combination with
Sarepta’s adeno-associated virus gene therapy technology, or gene editing technology, using viral or non-viral delivery, to treat Duchenne Muscular Dystrophy and certain Limb-Girdle Muscular Dystrophy subtypes, or the Indications. Sarepta initially had an option term of 24 months during which it could opt-in to obtain an exclusive license to further develop and commercialize the Product to treat at least one Indication, with a potential to extend the option term for an additional fee. The Company will supply ImmTOR to Sarepta for clinical supply on a cost-plus basis.
Sarepta paid a $2.0 million upfront payment to the Company upon signing of the Sarepta Agreement, and the Company is eligible to receive additional preclinical payments during the option term. If Sarepta opts-in to an exclusive license agreement, the Company could receive option exercise payments per Indication upon execution of the exclusive license, and the Company would be entitled to significant development and commercial milestone payments and tiered royalties ranging from the mid-to-high single digits based on net sales.
Pursuant to the Sarepta Agreement, the Company determined the Sarepta Agreement represents a service arrangement under the scope of ASC 606, with a 24-month contract duration. Given the reversion of the rights under the Sarepta Agreement represents a penalty in substance for a termination by Sarepta, the contract term would remain the stated term of the Sarepta Agreement.
The Company determined that the Sarepta Agreement and supply obligation including the delivery of the research license, the licensed know-how, the manufactured supply and delivery of materials represent a single promise and performance obligation to be transferred to Sarepta over time due to the nature of the promises in the contract. The delivery of the manufactured supply is the predominant promise within the arrangement, as it is essential to the utility of the licensed intellectual property. As such, consideration in the initial transaction price will be allocated to the single performance obligation based on the contractual price.
In determining the transaction price, the Company concluded the payment associated with all the performance milestones will be fully constrained and only be included in the transaction price when the respective milestone is deemed probable of achievement. Each of these variable consideration items was evaluated under the most likely amount method to determine whether such amounts were probable of occurrence, or whether such amounts should be constrained until they become probable. As part of its evaluation of the constraint, the Company considered numerous factors, including that receipt of such study milestones is outside the control of the Company and probability of success criteria is estimated.
The Company also determined the option to enter into a future commercial license agreement and extend the term of the option does not represent a material right since it was not priced at an incremental discount. Sarepta may terminate the Sarepta Agreement for any reason upon 30 days’ written notice to the Company. The Sarepta Agreement contains other customary terms and conditions, including representations and warranties, covenants, termination, and indemnification obligations in favor of each party.
On April 13, 2021, the Company was notified by Sarepta of the achievement of the milestone event related to the completion of a non-clinical study for Duchenne muscular dystrophy and certain limb-girdle muscular dystrophies under the Sarepta Agreement. Accordingly, the Company received a milestone payment of $3.0 million during the three months ended June 30, 2021.
On June 10, 2022, the Company was notified by Sarepta that Sarepta would be extending their options under the Sarepta Agreement. In exchange for a nine-month extension to Sarepta’s options to both Duchenne muscular dystrophy and certain limb-girdle muscular dystrophies, the Company received a milestone payment of $2.0 million during the year ended December 31, 2022.
On June 15, 2022, the Company was notified by Sarepta of the achievement of a milestone event related to certain preclinical study milestones under the Sarepta Agreement. Accordingly, the Company received a milestone payment of $4.0 million during the year ended December 31, 2022.
On March 13, 2023, the Company was notified by Sarepta that Sarepta would not be exercising its exclusive option under the Sarepta Agreement. The Sarepta Agreement terminated upon the expiration of the option in March 2023.
As of December 31, 2023, the Company recorded no contract liability. As of December 31, 2022, the Company recorded $0.5 million as a short-term contract liability representing deferred revenue associated with this agreement. Revenue of $0.5 million and $10.2 million related to the Sarepta Agreement was recognized during the years ended December 31, 2023 and 2022, respectively.
Asklepios Biopharmaceutical, Inc.
License Agreement for Pompe Disease
In December 2019, the Company and Asklepios Biopharmaceutical, Inc., or AskBio, entered into a license agreement, or the AskBio License Agreement. Pursuant to the AskBio License Agreement, AskBio exercised its option to exclusively license the Company’s intellectual property rights covering the Company’s ImmTOR platform to research, develop, and commercialize certain AAV gene therapy products utilizing ImmTOR, and targeting the GAA gene, or derivatives thereof, to treat Pompe Disease.
On November 18, 2022, both parties agreed to mutually terminate the AskBio License Agreement. Therefore, the remaining contract liability of $7.0 million was recognized as revenue during the period ended December 31, 2022.
Spark Therapeutics, Inc.
In December 2016, the Company entered into a license and option agreement, or the Spark License Agreement, with Spark Therapeutics, Inc., or Spark, pursuant to which the Company and Spark agreed to collaborate on the development of gene therapies for certain targets utilizing the ImmTOR platform. The Spark License Agreement provided Spark with certain exclusive, worldwide, royalty bearing licenses to the Company’s intellectual property, allowing Spark to develop and commercialize gene therapies in combination with ImmTOR for Factor VIII, an essential blood clotting protein relevant to the treatment of hemophilia A, the initial target.
On January 18, 2022, both parties agreed to mutually terminate the Spark License Agreement. Therefore, the remaining contract liability of $9.2 million was recognized as revenue during the year ended December 31, 2022.
Transaction Price Allocated to Future Performance Obligations
Remaining performance obligations represent the transaction price of contracts for which work has not been performed (or has been partially performed). As of December 31, 2023, the aggregate amount of the transaction price allocated to remaining performance obligations was $5.8 million.
Contract Balances from Contracts with Customers (Astellas, Takeda, Sobi, Sarepta, AskBio, and Spark)
The following table presents changes in the Company’s contract liabilities during the year ended December 31, 2023 (in thousands):

	Balance at beginning of period	Additions	Deductions	Balance at end of period
Contract liabilities:
Deferred revenue	$593	$10,500	$(5,244)	$5,849
Total contract liabilities	$593	$10,500	$(5,244)	$5,849